ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE – 3 ACCOUNTS RECEIVABLE

The majority of the Company’s sales are on open credit terms and in accordance with terms specified in the contracts governing the relevant transactions. The Company evaluates the need of an allowance for doubtful accounts based on specifically identified amounts that management believes to be uncollectible. If actual collections experience changes, revisions to the allowance may be required. Based upon the aforementioned criteria, the Company has not provided the allowance for the six months ended June 30, 2021 and 2020.

	June 30, 2021	December 31, 2020
		(Audited)
Accounts receivable, cost	$4,900,739	$4,499,746
Less: allowance for doubtful accounts	–	–
Accounts receivable, net	$4,900,739	$4,499,746

The Company expects these balances to be recovered in the next 12 months.

Up to August 12, 2021, the Company has subsequently recovered from approximately 1% of accounts receivable as of June 30, 2021.